Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Current Tax Assets and Liabilities [abstract]
Assets	£ 153
Liabilities	0	£ (3)
Beginning Balance	153	(3)
Income statement charge	(240)	(388)		£ (483)
Other comprehensive income (charge)/credit	(4)	34
Corporate income tax paid	292	391	[1]	484	[1]
Other movements	(1)	119
Ending Balance	200	153		(3)
Assets	200	153
Liabilities	£ 0	£ 0		£ (3)

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.